Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant and Equipment Net
	December 31,	December 31,
	2011	2010
	(in thousands)
Cost
Land	$4,602	$3,597
Building	93,011	95,895
Computer equipment and software	178,477	155,547
Office furniture and fixtures	62,454	60,000
Laboratory equipment	32,134	31,260
Leasehold improvements	9,430	7,648
Motor vehicles	70	72
	380,178	354,019
Less accumulated depreciation and asset write off	(211,717)	(183,158)

Property, plant and equipment (net)	$168,461	$170,861